Trade Receivables and Other (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Receivables and Other

Trade receivables and other are comprised of the following:

	At December 31, 2017		At December 31, 2016
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables—gross	—	309	—	238
Impairment	—	(3)	—	(3)

Total Trade receivables—net	—	306	—	235

Finance lease receivables	6	6	12	6
Deferred tooling related costs	28	—	11	—
Current income tax receivables	—	58	—	52
Other taxes	—	30	—	39
Restricted cash (A)	1	—	9	—
Prepaid expenses	5	8	6	9
Other	8	11	9	14

Total Other receivables	48	113	47	120

Total Trade receivables and Other	48	419	47	355

(A)	Restricted cash relates mainly to a pledge given to the State of West Virginia as a guarantee for certain workers’ compensation obligations for which the company is self-insured at December 31, 2016.

Summary of Aging of Total Trade Receivables - Net
The	aging of total trade receivables—net is as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Not past due	286	217
1 – 30 days past due	13	14
31 – 60 days past due	2	3
61 – 90 days past due	3	1
Greater than 91 days past due	2	—

Total Trade receivables—net	306	235

Summary of Carrying Amounts of Total Trade Receivables - Net by Currency

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Euro	124	101
U.S. Dollar	164	115
Swiss franc	4	3
Other currencies	14	16

Total trade receivables—net	306	235

Disclosure of Gross Investments In Leases Net Investment Leases

The following table shows the reconciliation of the Group’s gross investments in the leases to the net investment in the leases at December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
(in millions of Euros)	Gross investment in the lease	Unearned interest income	Net investment in the lease	Gross investment in the lease	Unearned interest income	Net investment in the lease
Less than 1 year	6	—	6	7	(1)	6
Between 1 and 5 years	6	—	6	12	—	12
More than 5 years	—	—	—	—	—	—

Total Finance lease receivables	12	—	12	19	(1)	18